Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Recurring revenue	$ 167,446	$ 145,664	$ 624,989	$ 537,695	$ 460,130
Service and other sales revenue	5,011	5,225	22,700	21,980	39,135
Activation fees	1,796	1,308	6,032	4,002	1,643
Total revenues	174,253	152,197	653,721	563,677	500,908
Costs and expenses:
Operating expenses (exclusive of depreciation and amortization shown separately below)	57,991	51,330	228,315	202,769	164,221
Selling expenses	28,880	25,275	122,948	107,370	98,884
General and administrative expenses	30,441	28,234	107,212	126,083	97,177
Depreciation and amortization	60,571	57,057	244,724	221,324	195,506
Restructuring and asset impairment charges	45	0	59,197
Total costs and expenses	177,928	161,896	762,396	657,546	555,788
Loss from operations	(3,675)	(9,699)	(108,675)	(93,869)	(54,880)
Other expenses (income):
Interest expense	45,418	38,257	161,339	147,511	114,476
Interest income	(12)	0	(90)	(1,455)	(1,493)
Other (income) expenses	(5,108)	(40)	8,832	(1,779)	(76)
Gain on 2GIG Sale					(46,866)
(Loss) income before income tax expenses	(43,973)	(47,916)	(278,756)	(238,146)	(120,921)
Income tax expense	1,120	130	351	514	3,592
Net loss	$ (45,093)	$ (48,046)	$ (279,107)	$ (238,660)	$ (124,513)